Schedule of share capital shares (Details) (Parenthetical)	Dec. 31, 2024 shares	Apr. 16, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares authorised	3,000,000,000		380,000,000	380,000,000
Number of shares issued and fully paid	15,000,000		10,000	10,000
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)		$ 0.0005	$ 0.0005	$ 0.001